Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

Note 11.  Inventories

	December 31,	December 31,
	2024	2025

	(in thousands)
Finished goods	$40,445	36,380
Work in process	77,244	88,192
Raw materials	40,767	27,976
Supplies	290	127
	$158,746	152,675

The amounts of inventories that were charged to cost of revenues were $660,391 thousand, $617,050 thousand and $560,725 thousand, for the years ended December 31, 2023, 2024 and 2025, respectively, and the charges for inventories written down to net realizable value amounted to $21,540 thousand, $13,551 thousand and $17,087 thousand, for the years ended December 31, 2023, 2024 and 2025, respectively, which were also included in cost of revenues.

As of December 31, 2024 and 2025, none of the Company’s inventories was pledged as collateral.